Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2020 and 2019, as shown in the table below:

	2020	2019
Salzburg Empreendimentos E Participações Ltda.	—	60
Vinci Projetos de Infraestrutura XIV S.A.	80	153
Vinci Infra Investimentos V2I S.A.	49	29
Maranello Empreend. e Participações S.A.	1	1
Cagliari Participações S.A.	4	4
Grassano Participações SA	53	23
Accadia Participações SA	51	22
Vinci Partners Participações Ltda	—	7
Norcia Participações SA	22	2

	260	301